SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, beginning balance	64,705
Weighted average exrecise price, beginning balance	$ 0.001
Weighted average remaining contractual term (years), outstanding	7 years 10 months 17 days	8 years 4 months 17 days
Aggregate intrinsic value, beginning balance	$ 663
Stock options, granted
Weighted average exrecise price, granted
Stock options, exercised
Weighted average exrecise price, exercised
Stock options, forfeited/expired
Weighted average exrecise price, forfeited/expired
Aggregate intrinsic value, forfeited/expired
Stock options, ending balance	64,705	64,705
Weighted average exrecise price, ending balance	$ 0.001	$ 0.001
Aggregate intrinsic value, ending balance	$ 505	$ 663
Stock options, exercisable
Weighted average exrecise price, exercisable
Aggregate intrinsic value, exercisable
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, beginning balance	57,313
Weighted average exrecise price, beginning balance	$ 0.001
Weighted average remaining contractual term (years), outstanding	7 years 4 months 24 days	8 years 5 months 12 days
Aggregate intrinsic value, beginning balance	$ 587
Stock options, granted
Weighted average exrecise price, granted
Stock options, exercised
Weighted average exrecise price, exercised
Stock options, forfeited/expired	(36,975)
Weighted average exrecise price, forfeited/expired	$ 0.001
Aggregate intrinsic value, forfeited/expired	$ (379)
Stock options, ending balance	20,338	57,313
Weighted average exrecise price, ending balance	$ 0.001	$ 0.001
Aggregate intrinsic value, ending balance	$ 124	$ 587
Stock options, exercisable
Weighted average exrecise price, exercisable
Aggregate intrinsic value, exercisable
Weighted average remaining contractual term (years), forfeited/expired	8 years 5 months 12 days